SUBSEQUENT EVENTS (Details Narrative) - USD ($)				3 Months Ended	12 Months Ended
	Jul. 02, 2020	May 08, 2020	Mar. 31, 2020	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Jun. 30, 2021	Jan. 25, 2021
Subsequent Event [Line Items]
Accounts Receivable, after Allowance for Credit Loss, Current					$ 172,757
Value of additional shares issued				$ 1,057,508	$ 1,147,551
Vettons Sdn Bhd [Member]
Subsequent Event [Line Items]
Accounts Receivable, after Allowance for Credit Loss, Current						$ 172,757
Vettons Sdn Bhd [Member] | Accounts Receivable [Member] | Customer Concentration Risk [Member] | Vettons [Member]
Subsequent Event [Line Items]
Concentration Risk, Percentage						100.00%
Agape Superior Living S D N B H D [Member]
Subsequent Event [Line Items]
Proportional of ownership interest and voting power held			100.00%			100.00%
Net assets carrying value increased				$ 90,043
Mr. How Kok Choong [Member] | Share Exchange Agreement [Member]
Subsequent Event [Line Items]
Proportional of ownership interest and voting power held		99.99%
Stock issued during period acquisitions, shares		9,590,596
Purchase consideration value		$ 1,804,046
Value of additional shares issued		$ 1,147,551
Issuance of common stock shares		176,547
Mr. How Kok Choong [Member] | Agape Superior Living S D N B H D [Member] | Share Exchange Agreement [Member]
Subsequent Event [Line Items]
Purchase consideration value			$ 1,714,003
Payment of common stock			656,495
Value of additional shares issued			$ 1,057,508
Subsidiary ownership percentage			99.99%
Mr. How Kok Choong [Member] | Agape Superior Living S D N B H D [Member] | Share Exchange Agreement [Member] | Agape A T P Corporation [Member]
Subsequent Event [Line Items]
Proportional of ownership interest and voting power held						100.00%
Ordinary shares no par value		$ 0
Mr. How Kok Choong [Member] | Agape Superior Living S D N B H D [Member] | Share Exchange Agreement [Member] | Agape A T P Corporation [Member]
Subsequent Event [Line Items]
Proportional of ownership interest and voting power held		99.99%
Stock issued during period acquisitions, shares		95,905.96
Subsequent Event [Member] | Sellers [Member]
Subsequent Event [Line Items]
Proportional of ownership interest and voting power held								51.00%
Subsequent Event [Member] | Mr. How Kok Choong [Member] | Agape Superior Living S D N B H D [Member] | Share Exchange Agreement [Member]
Subsequent Event [Line Items]
Value of additional shares issued	$ 90,043
Issuance of common stock shares	13,853
Shares issued, price per share	$ 6.50